Capital structure, Share Schemes, Movement in Options on Issue (Details)		12 Months Ended
		Jun. 30, 2023 shares ShareSchemes $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares
Share schemes [Abstract]
Number of share schemes | ShareSchemes		2
Share Options [Member]
Movement in shares options on issue [Abstract]
Opening balance (in shares)		4,369,643	45,369,643
Issued (in shares)		0	0
Exercised (in shares)		0	(40,500,000)
Transferred (in shares)		0
Expired (in shares)			(500,000)
Closing balance (in shares)		4,369,643	4,369,643	45,369,643
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]		13-Apr-17
Vesting date	[1]		Apr. 13, 2017
Expiry date	[1]		Apr. 13, 2022
FV per option at grant date (in dollars per share) | $ / shares	[1]		$ 0.122
Exercise price (in dollars per share) | $ / shares	[1]		$ 0.15
Opening balance (in shares)	[1]	0	16,000,000
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(16,000,000)
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]		0	16,000,000
Number of share options granted under new equity incentive plan (in shares)				326,323
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]		13-Apr-17
Vesting date	[1]		Apr. 13, 2017
Expiry date	[1]		Apr. 13, 2022
FV per option at grant date (in dollars per share) | $ / shares	[1]		$ 0.113
Exercise price (in dollars per share) | $ / shares	[1]		$ 0.2
Opening balance (in shares)	[1]	0	12,000,000
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(12,000,000)
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]		0	12,000,000
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]		13-Apr-17
Vesting date	[1]		Apr. 13, 2017
Expiry date	[1]		Apr. 13, 2022
FV per option at grant date (in dollars per share) | $ / shares	[1]		$ 0.106
Exercise price (in dollars per share) | $ / shares	[1]		$ 0.25
Opening balance (in shares)	[1]	0	12,000,000
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(12,000,000)
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]		0	12,000,000
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]		13-Apr-17
Vesting date	[1]		May 23, 2018
Expiry date	[1]		May 23, 2022
FV per option at grant date (in dollars per share) | $ / shares	[1]		$ 0.063
Exercise price (in dollars per share) | $ / shares	[1]		$ 0.2
Opening balance (in shares)	[1]	0	200,000
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(200,000)
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]		0	200,000
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]		13-Apr-17
Vesting date	[2]		May 23, 2018
Expiry date	[2]		May 23, 2022
FV per option at grant date (in dollars per share) | $ / shares	[2]		$ 0.063
Exercise price (in dollars per share) | $ / shares	[2]		$ 0.2
Opening balance (in shares)	[2]	0	200,000
Issued (in shares)	[2]		0
Exercised (in shares)	[2]		0
Expired (in shares)	[2]		(200,000)
Closing balance (in shares)	[2]		0	200,000
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]		13-Apr-17
Vesting date	[1]		May 23, 2019
Expiry date	[1]		May 23, 2022
FV per option at grant date (in dollars per share) | $ / shares	[1]		$ 0.088
Exercise price (in dollars per share) | $ / shares	[1]		$ 0.2
Opening balance (in shares)	[1]	0	200,000
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(200,000)
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]		0	200,000
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]		13-Apr-17
Vesting date	[2]		May 23, 2019
Expiry date	[2]		May 23, 2022
FV per option at grant date (in dollars per share) | $ / shares	[2]		$ 0.088
Exercise price (in dollars per share) | $ / shares	[2]		$ 0.2
Opening balance (in shares)	[2]	0	200,000
Issued (in shares)	[2]		0
Exercised (in shares)	[2]		0
Expired (in shares)	[2]		(200,000)
Closing balance (in shares)	[2]		0	200,000
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]		13-Apr-17
Vesting date	[1]		May 23, 2020
Expiry date	[1]		May 23, 2022
FV per option at grant date (in dollars per share) | $ / shares	[1]		$ 0.105
Exercise price (in dollars per share) | $ / shares	[1]		$ 0.2
Opening balance (in shares)	[1]	0	100,000
Issued (in shares)	[1]		0
Exercised (in shares)	[1]		(100,000)
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]		0	100,000
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]		13-Apr-17
Vesting date	[2]		May 23, 2020
Expiry date	[2]		May 23, 2022
FV per option at grant date (in dollars per share) | $ / shares	[2]		$ 0.105
Exercise price (in dollars per share) | $ / shares	[2]		$ 0.2
Opening balance (in shares)	[2]	0	100,000
Issued (in shares)	[2]		0
Exercised (in shares)	[2]		0
Expired (in shares)	[2]		(100,000)
Closing balance (in shares)	[2]		0	100,000
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]	09-Nov-18	09-Nov-18
Vesting date	[1]	Nov. 09, 2019	Nov. 09, 2019
Expiry date	[1]	Nov. 09, 2023	Nov. 09, 2023
FV per option at grant date (in dollars per share) | $ / shares	[1]	$ 0.126	$ 0.126
Exercise price (in dollars per share) | $ / shares	[1]	$ 0.242	$ 0.242
Opening balance (in shares)	[1]	715,420	715,420
Issued (in shares)	[1]	0	0
Exercised (in shares)	[1]	0	0
Transferred (in shares)	[1]	0
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]	715,420	715,420	715,420
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]	09-Nov-18	09-Nov-18
Vesting date	[2]	Nov. 09, 2019	Nov. 09, 2019
Expiry date	[2]	Nov. 09, 2023	Nov. 09, 2023
FV per option at grant date (in dollars per share) | $ / shares	[2]	$ 0.126	$ 0.126
Exercise price (in dollars per share) | $ / shares	[2]	$ 0.242	$ 0.242
Opening balance (in shares)	[2]	715,420	715,420
Issued (in shares)	[2]	0	0
Exercised (in shares)	[2]	0	0
Transferred (in shares)	[2]	0
Expired (in shares)	[2]		0
Closing balance (in shares)	[2]	715,420	715,420	715,420
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1]	14-Nov-19	14-Nov-19
Vesting date	[1]	Nov. 14, 2020	Nov. 14, 2020
Expiry date	[1]	Nov. 14, 2024	Nov. 14, 2024
FV per option at grant date (in dollars per share) | $ / shares	[1]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[1]	$ 0.243	$ 0.243
Opening balance (in shares)	[1]	653,594	653,594
Issued (in shares)	[1]	0	0
Exercised (in shares)	[1]	0	0
Transferred (in shares)	[1]	0
Expired (in shares)	[1]		0
Closing balance (in shares)	[1]	653,594	653,594	653,594
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2]	14-Nov-19	14-Nov-19
Vesting date	[2]	Nov. 14, 2020	Nov. 14, 2020
Expiry date	[2]	Nov. 14, 2024	Nov. 14, 2024
FV per option at grant date (in dollars per share) | $ / shares	[2]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[2]	$ 0.243	$ 0.243
Opening balance (in shares)	[2]	653,594	653,594
Issued (in shares)	[2]	0	0
Exercised (in shares)	[2]	0	0
Transferred (in shares)	[2]	0
Expired (in shares)	[2]		0
Closing balance (in shares)	[2]	653,594	653,594	653,594
Share Options [Member] | NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[1],[3]	16-Nov-20	16-Nov-20
Vesting date	[1],[3]	Nov. 16, 2021	Nov. 16, 2021
Expiry date	[1],[3]	Nov. 16, 2025	Nov. 16, 2025
FV per option at grant date (in dollars per share) | $ / shares	[1],[3]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[1],[3]	$ 0.185	$ 0.185
Opening balance (in shares)	[1],[3]	978,969	978,969
Issued (in shares)	[1],[3]	0	0
Exercised (in shares)	[1],[3]	0	0
Transferred (in shares)	[1],[3]	(326,323)
Expired (in shares)	[1],[3]		0
Closing balance (in shares)	[1],[3]	652,646	978,969	978,969
Share Options [Member] | Ex-NED's [Member]
Movement in shares options on issue [Abstract]
Grant date	[2],[3]	16-Nov-20	16-Nov-20
Vesting date	[2],[3]	Nov. 16, 2021	Nov. 16, 2021
Expiry date	[2],[3]	Nov. 16, 2025	Nov. 16, 2025
FV per option at grant date (in dollars per share) | $ / shares	[2],[3]	$ 0.138	$ 0.138
Exercise price (in dollars per share) | $ / shares	[2],[3]	$ 0.185	$ 0.185
Opening balance (in shares)	[2],[3]	652,646	652,646
Issued (in shares)	[2],[3]	0	0
Exercised (in shares)	[2],[3]	0	0
Transferred (in shares)	[2],[3]	326,323
Expired (in shares)	[2],[3]		0
Closing balance (in shares)	[2],[3]	978,969	652,646	652,646

[1]	NED’s refers to Non-executive directors.
[2]	Ex-NED’s refers to former Non-executive directors.
[3]	During the financial year ended June 30, 2021 each non-executive director was granted 326,323 options under the new Equity Incentive Plan in lieu of director fees. For further details refer to the remuneration report.